U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI  53202

March 5, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        MANAGER DIRECTED PORTFOLIOS (the “Trust”)
Securities Act Registration No: 333-133691
Investment Company Act Registration No: 811-21897
Marmont Redwood International Equity Fund (S000061218)
Marmont Redwood Emerging Markets Fund (S000061322)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Marmont Redwood International Equity Fund and Marmont Redwood Emerging Markets Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated February 28, 2019, and filed electronically as Post-Effective Amendment No. 66  to the Funds’ Registration Statement on Form N-1A on February 26, 2019.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6316.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Assistant Vice President
For U.S. Bank Global Fund Services